Repurchase of common stock	12 Months Ended
Dec. 31, 2022
Repurchase of common stock
Repurchase of common stock

17.   Repurchase of common stock

In September 2020, the Company's Board of Directors authorized a new share repurchase plan, expanding and replacing the Company's earlier plan. Pursuant to the new share repurchase plan, the Company may purchase up to $30 million of its common shares through September 30, 2023, at times and prices that are considered to be appropriate by the Company. The Company expects to repurchase these shares in the open market or in privately negotiated transactions, but is not obligated under the terms of the plan to repurchase any shares, and at any time, the Company may suspend, delay or discontinue the plan.

During the year ended December 31, 2020, the Company repurchased 98,652 common shares at a weighted-average price of $2.91 per share (including fees and commission of $0.02 per share) for a total of approximately $0.3 million.

During the years ended December 31, 2022 and 2021, no shares were repurchased.